PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information About Property Plant And Equipment And Intangible Assets [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET [Text Block]
NOTE 10:-	PROPERTY, PLANT AND EQUIPMENT, NET

	Buildings and improvements	Production equipment and furniture	Greenhouse structure	Computer, software and equipment	Motor vehicles	Total
Cost:

Balance at January 1, 2021	$2,477	$2,761	$1,595	$279	$65	$7,177
Additions during the year	1,932	1,846	508	261	31	4,578
Additions related to acquisitions	18,828	3,584	-	455	263	23,130
Foreign currency translation	(81)	79	79	44	11	132

Balance at December 31, 2021	23,156	8,270	2,182	1,039	370	35,017
Additions during the year	267	795	49	240	211	1,562
Deconsolidation of Trichome	(13,770)	(4,186)	-	(302)	(52)	(18,310)
Foreign currency translation	(104)	(173)	(120)	(46)	(79)	(522)

Balance at December 31, 2022	9,549	4,706	2,111	931	450	17,747

Accumulated depreciation:

Balance at January 1, 2021	184	919	444	81	17	1,645
Depreciation during the year	1,554	993	206	241	27	3,021
Foreign currency translation	4	40	26	11	2	83

Balance at December 31, 2021	1,742	1,952	676	333	46	4,749
Depreciation during the year	1,549	988	139	286	82	3,044
Impairment	5,258	1,931	1,377	52	37	8,655
Deconsolidation of Trichome	(2,428)	(1,095)	-	(121)	(21)	(3,665)
Foreign currency translation	(28)	(119)	(81)	(17)	(12)	(257)

Balance at December 31, 2022	6,093	3,657	2,111	533	132	12,526

Depreciated cost at December 31, 2022	$3,456	$1,049	$-	$398	$318	$5,221

Depreciated cost at December 31, 2021	$21,414	$6,318	$1,506	$706	$324	$30,268